SHARE BASED COMPENSATION (Summary of Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	51.70%	52.00%
Expected dividends yield	0.00%	0.00%
Exercise multiple	2.2	2.2
Risk-free interest rate per annum	3.81%
Estimated fair value of underlying ordinary shares (per share)	$ 8.60
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate per annum		2.27%
Estimated fair value of underlying ordinary shares (per share)		$ 3.75
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate per annum		3.38%
Estimated fair value of underlying ordinary shares (per share)		$ 5.69